Asset purchase agreement with Teva Pharmaceutical Industries Limited (Details) - Mar. 31, 2018 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure Of Asset Purchase Agreement [Line Items]
Cash Transferred Under Asset Purcase Agreement	₨ 23,366	$ 350
NuvaRing [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Cash Transferred Under Asset Purcase Agreement	12,351	185
Suboxone sublingual film [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Cash Transferred Under Asset Purcase Agreement	4,673	70
Rozerem [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Cash Transferred Under Asset Purcase Agreement	2,270	34
Other product [Member]
Disclosure Of Asset Purchase Agreement [Line Items]
Cash Transferred Under Asset Purcase Agreement	₨ 4,072	$ 61